UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Roark, Rearden & Hamot Capital Management, LLC*
Address:     222 Berkeley Street, 17th Floor
             Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title:     Managing Member
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          February 11, 2011
-----------------          ----------          -----------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $132,780
(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-11734                 Costa Brava Partnership III L.P.
2       28-11736                 Roark, Rearden & Hamot, LLC
3       28-11733                 Seth W. Hamot


                                                 COSTA BRAVA PARTNERSHIP III L.P.
                                           FORM 13F INFORMATION TABLE AS OF 12/31/2010


                                                            SHARES  MARKET                                 VOTING AUTHORITY
                                                            OR PRN    VALUE     INVESTMENT   OTHER
NAME OF ISSUER               TITLE OF CLASS       CUSIP     AMOUNT  LONG X1000  DISCRETION  MANAGERS    SOLE     SHARED     NONE

99 CENTS ONLY STORES          COM               65440K106    12500      199                            12500
AEROPOSTALE                   COM               007865108   100000    2,464                           100000
AEROPOSTALE                   CALL              007865908      300       56                              300
ARBOR RLTY TR INC             COM               038923108   581317    3,465                           581317
BENIHANA INC                  COM               082047200   175000    1,432                           175000
JOHNSON & JOHNSON             CALL              478160904        4        1                                4
MICROSOFT CORP                CALL              594918904     2000      385                             2000
CONEXANT SYSTEMS INC          COM NEW           207142308   100000      163                           100000
COTT CORP QUE                 COM               22163N106   200000    1,802                           200000
DJSP ENTERPRISES INCORPORATE  *W EXP 08/11/201  G7982P120   473000       19                           473000
DJSP ENTERPRISES INCORPORATE  SHS               G7982P104  2161850    1,297                          2161850
ENERGY PARTNERS LTD           COM NEW           29270U303   551000    8,188                           551000
HARVARD BIOSCIENCE INC        COM               416906105   599800    2,447                           599800
HORIZON TECHNOLOGY FIN CORP   COM               44045A102    30900      446                            30900
INCONTACT INC                 COM               45336E109   241300      791                           241300
IRIDIUM COMMUNICATIONS INC    COM               46269C102   225000    1,856                           225000
KANDI TECHNOLOGIES CORP       COM                4.84E+08  1105400    5,825                          1105400
KIT DIGITAL INC               COM NEW           482470200   575000    9,223                           575000
KKR FINANCIAL HLDGS LLC       COM               48248A306   145600    1,354                           145600
KRATOS DEFENSE & SEC SOLUTIO  COM               50077B207    10000      132                            10000
LOCAL COM CORP                COM               53954R105   100000      649                           100000
MAXYGEN INC                   COM               577776107   320442    1,259                           320442
MEDQUIST INC                  COM               584949101  2433272   21,048                          2433272
MI DEVS INC                   CL A SUB VTG      55304X104    30000      813                            30000
MIDDLEBY CORP                 COM               596278101    15000    1,266                            15000
NABI BIOPHARMACEUTICALS       COM               629519109  2643044   15,303                          2643044
NEW YORK & CO INC             COM               649295102   140000      619                           140000
NEWCASTLE INVT CORP           COM               65105M108  1800000   12,060                          1800000
NORDION INC                   COM               65563C105   118609    1,351                           118609
OVERHILL FARMS INC            COM               690212105    63428      365                            63428
PLANAR SYS INC                COM               726900103   806869    1,670                           806869
PMI GROUP INC                 COM               69344M101   200000      660                           200000
POPULAR INC                   COM               733174106   750000    2,355                           750000
QLT INC                       COM               746927102  2552352   18,709                          2552352
RADIAN GROUP INC              COM               750236101   885000    7,142                           885000
SANTARUS INC                  COM               802817304   240000      785                           240000
TPC GROUP INC                 COM               89236Y104   100000    3,032                           100000
ULTRALIFE CORP                COM               903899102   325000    2,148                           325000